Disclosures on the effects of fluctuations in foreign currency exchange rates (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effect Of Exchange Rate Changes On The Statement Of Income [Abstract]
Profit (loss) in foreign currency	$ (4,423)	$ (2,169)	$ (16,597)
Foreign Currency Translation Reserve	14,176	562	(1,394)
Total	$ 9,753	$ (1,607)	$ (17,991)